GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-       GENERAL

a.
Compugen ltd. ("the Company") and its subsidiary is a leading therapeutic product discovery company focused on therapeutic proteins and monoclonal antibodies to address important unmet needs in the fields of immunology and oncology, either for us or our partners. Unlike traditional high throughput trial and error experimental based drug candidate discovery, the Company's discovery efforts are based on systematic and continuously improving in silico (by computer) product candidate prediction and selection followed by experimental validation, with selected product candidates being advanced in our Pipeline Program to the pre-IND stage. The Company's in silico predictive models utilize a broad and continuously growing infrastructure of proprietary scientific understandings and predictive platforms, algorithms, machine learning systems and other computational biology capabilities. The Company's business model primarily involves collaborations covering the further development and commercialization of in house-discovered product candidates and various forms of research and discovery agreements, in both cases providing the Company with potential milestone payments and royalties on product sales or other forms of revenue sharing.

 The Company's headquarters are located in Israel, with research and development facilities in Israel and California.

b.
In 1997, the Company established a wholly-owned U.S. subsidiary, Compugen USA, Inc. ("Compugen Inc."). During 2011, Compugen Inc. had no significant operations. In March 2012, the Company renewed its U.S. subsidiary's activity by establishing a new monoclonal antibody (mAb) research and development operation in South San Francisco, California for the development of oncology and immunology mAb drug candidates against the Company's identified targets.

c.
Following a shelf registration filed in January 2011, the Company signed in August 2011 an agreement with an underwriter, to issue and sell up to 6,000,000 Ordinary shares under an At-the-Market offering ("ATM") program with gross proceeds not to exceed $ 40,000. As of December 31, 2012 the Company had raised approximately $ 6,267, net of issuance expenses, under this program from the issuance of 1,185,868 of its Ordinary shares.

Subsequent to December 31, 2012 the Company raised additional capital through the ATM program in total amount of $ 6,868 from the issuance of 1,225,182 of its Ordinary shares.

d.
The Company established together with Merck KGaA ("Merck") and Merck Holdings Netherlands B.V. ("Merck Holdings") on June 25, 2012 ("Initial Date"), a start-up company, Neviah Genomics ("Neviah"), focused on the discovery and development of novel biomarkers for the prediction of drug-induced toxicity. According to the agreement with Merck and Merck Holdings, Neviah is expected to receive its initial funding from Merck Holdings in three installments subject to milestones as defined in the agreement. According to the agreement, concurrent with the establishment of Neviah, the Company licensed to Neviah biomarker candidates and in consideration received an equity ownership and a right for future royalties from potential successful commercialization of the product candidates.

Pursuant to the collaboration agreement between the parties, Neviah shall pay the Company royalties on net sales (as defined in the agreement) of a licensed product ("License"), until the later of (a) the date on which such License ceases to be covered by a claim in the country in which such License is made and in the country in which such License is sold; and (b) fifteen years following the date of the first commercial sale of such License in such country.

In addition, Neviah will pay Compugen a certain amount of all sublicense income arising by Neviah from such License.

Based on ASC 845, "Nonmonetary Transactions", ("ASC 845"), the Company has elected the carryover basis at the Initial Date of the biomarker candidates in consideration of a non-controlling ownership interest in Neviah.

The Company does not have control over Neviah, however the Company has significant influence over Neviah. Therefore, subject to ASC 323, "Investments-Equity Method and Joint Ventures", ("ASC 323"), the Company accounts for its investment in Neviah under the equity method. For the period since its establishment until December 31, 2012 Neviah has accumulated losses and because the Company has no commitment to fund Neviah's operation, no investment account was recorded in the Company's financial statements.

In addition, according to the agreement, the Company is providing research and development services to Neviah in consideration for a fee as defined in the agreement (see also Note 15).

e.
In August 2004, the Company spun off its computational chemistry activity into a wholly-owned subsidiary, Keddem BioScience Ltd. ("Keddem") which was, until mid-2007, in the phase of validating its technology and building the extensive infrastructure required to implement it. In 2007, Keddem operations were terminated and it was a dormant entity.

On November 19, 2012 ("Effective Date"), the Company signed an agreement with a private U.S.-based investment company pursuant to which up to $ 15,000 in milestone related equity financing will be made available to Keddem.  Under the agreement, the new investor will obtain a majority equity interest in Keddem, with Compugen maintaining a minority interest and certain future preferential access rights to utilize the Keddem technology with Compugen discovered drug targets.

As of December 31, 2012 and based on initial investment of $ 3,000, the holding rights of the Company in Keddem's ordinary share were reduced to less than 50% interest.

As part of the above transaction, warrants have been granted to the Company to purchase from Keddem up to 83,333 ordinary shares of a nominal value of NIS 0.01 each, at an exercise price which might be adjusted subject to terms set forth in the warrant agreement, during the exercise period which expires on the ten-year anniversary of the Effective Date.

Based on ASC 845 the Company has elected the carryover basis for its investment in Keddem. Since the Company does not have control over Keddem, and subject to ASC 323, the Company accounts for its investment in Keddem under the equity method.  For the period since Effective Date until December 31, 2012 Keddem has accumulated losses and because the Company has no commitment to fund Keddem's operation, no investment account was recorded in the Company's financial statements.